FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value level 3 reconciliation liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
XJ Harbour - embedded derivative
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Addition	€ 12,964
Changes from fair value remeasurement	(3,505)
Ending Balance	9,459
Level 3
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Addition	18,286
Changes from fair value remeasurement	(5,466)
Ending Balance	12,820
Level 3 | Black forest - warrants
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Addition	3,418
Changes from fair value remeasurement	(1,644)
Ending Balance	1,775
Level 3 | Black forest - embedded derivatives
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Addition	1,904
Changes from fair value remeasurement	(317)
Ending Balance	€ 1,587